13. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax expense (benefit)

The following table sets forth the components of income tax expense (benefit) for the years ended December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019

Current:
Federal	$–	$–
State and local	–	–
Foreign	–	–
Total current	–	–
Deferred:
Federal	–	–
State and local	–	–
Foreign	(224,027)	35,375
Total deferred	(224,027)	35,375
Total	$(224,027)	$35,375

Schedule of reconciliation of effective income tax rate
	December 31, 2020	December 31, 2019

Tax benefit at the statutory federal rate	–%	–%
Increase (decrease) in rate(s) resulting from:
Foreign operations, net	3.8	(0.8)
Change in deferred taxes	17.2	21.8
Change in valuation allowance	(17.2)	(21.8)
Total	3.8%	(0.8)%

Schedule of income tax payable	The following tables set forth the components of income taxes payable at December 31, 2020 and 2019:
	December 31, 2020	December 31, 2019
Federal	$–	$–
State and local	–	–
Foreign	–	–
Total	$–	$–

Schedule of deferred income taxes

The following tables set forth the components of deferred income taxes at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Non-current deferred tax assets:
Retirement benefits	$110,263	$68,169
Write down of investment(s)	68,408	65,420
Deferred revenue net	149,112	59,016
Other	203,773	45,976
Net operating loss carryforwards	5,009,036	4,661,804
Less: valuation allowance	(5,009,036)	(4,661,804)
Total non-current deferred tax asset	531,557	238,581
Total deferred tax asset	$531,557	$238,581